APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS	12 Months Ended
Dec. 31, 2022
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS	APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS
In accordance with Argentine, Uruguayan and Mexican Law, the Argentine, Uruguayan and Mexican subsidiaries of the Company must appropriate at least 5% of net income of the year to a legal reserve, until such reserve equals 20% of their respective share capital amounts.

On June 16, 2021, Argentine Law No. 27,630 was enacted and, among other matters, set a 7% withholding tax for dividend distribution from a 13% previously established by Law No 27.430 for 2020 onwards.

As of December 31, 2022, the legal reserve amounted to 369 for the Company´s Argentine subsidiaries, Sistemas Globales S.A, IAFH Global S.A, and Decision Support S.A, which were all fully constituted.

As of December 31, 2022, the legal reserves amounted to 20 for the Company's Uruguayan subsidiary, Sistemas Globales Uruguay S.A., which was fully constituted.
As of December 31, 2022, the legal reserve amounted to 1,004 for the Company's Mexican subsidiary, IAFH Globant México IT S. de R.L. de C.V., which was partially constituted.

In Colombia, Sistemas Colombia S.A.S.'s bylaws determine the subsidiary must allocate at least 10% of the net income of the year to a legal reserve until such reserve equals 50% of its share capital.

As of December 31, 2022, Sistemas Colombia S.A.S.´s legal reserve amounted to 755, and has been fully constituted.

Pursuant to Peruvian law, the Peruvian subsidiaries of the Company must reserve at least 10% of its net income of the year to a legal reserve, until such reserve equals 20% of its respective amount of capital stock. As of December 31, 2022, the legal reserve amounted to 399 for Globant Peru S.A.C. which was partially constituted.

Pursuant to Spanish law, the Spanish subsidiaries of the Company must allocate 10% of its standalone profit to a legal reserve until such reserve equals to 20% of their respective share capital amount.

As of December 31, 2022, the legal reserve amounted to 455 for the Company's Spanish subsidiary, Software Product Creation S.L., which was partially constituted.

There is no requirement to allocate profits for the creation of a legal reserve in the following countries: Brazil, Chile, India and United States of America.